Organization and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of fair value of subordinated notes
Net carrying amount of the liability component	$ 850,191	$ 776,055
7.75% senior subordinated notes due 2016 [Member]
Summary of fair value of subordinated notes
Net carrying amount of the liability component	375,000	375,000
Net fair amount of the liability component	385,313	380,063
3.5% senior subordinated convertible notes due 2026 [Member]
Summary of fair value of subordinated notes
Net carrying amount of the liability component	63,324	148,884
Net fair amount of the liability component	$ 61,029	$ 150,602